Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Long-term Debt	¥ 5,733,118	¥ 5,626,376
Weighted average rate	2.70%	2.70%
Fixed rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 799,933	¥ 777,366
Weighted average rate	1.70%	1.60%
Minimum maturity date	2026	2025
Maximum maturity date	2083	2083
Floating rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 2,614,936	¥ 2,587,324
Weighted average rate	3.30%	3.40%
Minimum maturity date	2026	2025
Maximum maturity date	2077	2077
Fixed rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 353,890	¥ 352,035
Weighted average rate	0.90%	0.60%
Minimum maturity date	2026	2029
Maximum maturity date	2083	2083
Floating rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 262,346	¥ 271,029
Weighted average rate	2.20%	2.40%
Minimum maturity date	2026	2029
Maximum maturity date	2077	2077
Unsecured bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 1,251,120	¥ 1,208,672
Weighted average rate	2.10%	2.00%
Minimum maturity date	2026	2026
Maximum maturity date	2081	2081
Unsecured notes under medium-term note program
Debt Instrument [Line Items]
Long-term Debt	¥ 387,316	¥ 272,064
Weighted average rate	3.80%	3.80%
Minimum maturity date	2026	2028
Maximum maturity date	2032	2030
Payables under securitized lease receivables
Debt Instrument [Line Items]
Long-term Debt	¥ 13,565
Weighted average rate	0.10%
Minimum maturity date	2026
Maximum maturity date	2026
Payables under securitized loan receivables and investment in securities
Debt Instrument [Line Items]
Long-term Debt	¥ 50,012	¥ 157,886
Weighted average rate	5.00%	6.00%
Minimum maturity date	2026	2025
Maximum maturity date	2044	2044